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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       November 16, 2001



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:  Alliance High Yield Fund, Inc.
                   (File Nos.  333-18505 and 811-09160)
                   Alliance Global Dollar Government Fund, Inc.
                   (File Nos.  33-72460 and 811-08188)

Dear Sir or Madam:

         On behalf of the above-referenced registrants (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses for the Funds that would have been filed under Rule 497(c) do not differ from those included in the recent post-effective amendment to each Fund's registration statement filed electronically with the Securities and Exchange Commission on October 31, 2001. We also certify that the Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement filed electronically with the Securities and Exchange Commission on November 13, 2001.

                                       Sincerely,


                                       /s/ Paul M. Miller
                                       --------------------------
                                           Paul M. Miller










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